Share Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Stock	6 Months Ended
Jun. 30, 2019 $ / shares shares
Number of restricted shares
Unvested and outstanding beginning balance (shares) | shares	708,834
Granted (shares) | shares	0
Vested (shares) | shares	(200,823)
Canceled of forfeited (shares) | shares	(380)
Unvested and outstanding ending balance (shares) | shares	507,631
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.10
Granted weighted average grant date fair value (usd per share) | $ / shares	0.00
Vested weighted average grant date fair value (usd per share) | $ / shares	4.29
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	4.40
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.26